UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -------------------------
      This Amendment (Check only one.):    |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ridgeback Capital Investments L.P.
          ----------------------------------------
Address:  430 Park Avenue, 12th Floor
          ----------------------------------------
          New York, New York 10022
          ----------------------------------------

Form 13F File Number:  28-12856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd.,
        as General Partner,
        by Bud Holman
        ------------------------------------------
Title:  Director
        ------------------------------------------
Phone:  (212) 808-7729
        ------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Bud Holman                       New York, New York       May 13, 2009
----------------------------     ---------------------------   -----------------
       [Signature]                      [City, State]                [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Management LLC, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.
Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2
                                        -------------------------

Form 13F Information Table Entry Total:    15
                                        -------------------------

Form 13F Information Table Value Total:    $592,432
                                        -------------------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.    Form 13F File        Name
               Number

        1      28-  12280           Ridgeback Capital Management LLC
                    --------        --------------------------------------------
        2      28-  12277           Ridgeback Capital Investments Ltd.
                    --------        --------------------------------------------

                           FORM 13F INFORMATION TABLE


COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5           COLUMN 6     COLUMN 7            COLUMN 8

NAME OF ISSUER  TITLE OF      CUSIP      VALUE         SHRS OR   SH/   PUT/    INVESTMENT     OTHER          VOTING AUTHORITY
                  CLASS                 (x$1000)        PRN AMT  PRN   CALL    DISCRETION    MANAGERS
                                                                                                          SOLE  SHARED    NONE
Canadian        Common      136385101    $2,738         71,000    SH              Sole         1,2                       71,000
Natural           Stock
Resources Ltd.

Chelsea         Common      163428105    $4,536        2,964,735  SH              Sole         1,2                     2,964,735
Therapeutics      Stock
Int'l, Ltd.

Chesapeake      Common      165167107    $7,677         450,000   SH              Sole         1,2                      450,000
Energy Corp.      Stock

EXCO Resources  Common      269279402    $1,270         127,000   SH              Sole         1,2                      127,000
Inc.              Stock

Incyte Corp.    Common      45337C102    $1,580         675,000   SH              Sole         1,2                      675,000
                  Stock

Life            Common      53217V109   $41,444        1,276,000  SH              Sole         1,2                     1,276,000
Technologies      Stock
Corp.

Nexen Inc.      Common      65334H102    $1,950         115,000   SH              Sole         1,2                      115,000
                  Stock

Petrohawk       Common      716495106    $2,788         145,000   SH              Sole         1,2                      145,000
Energy Corp.      Stock

Poniard         Common      732449301    $1,146         535,399   SH              Sole         1,2                      535,399
Pharmaceuticals,  Stock
Inc.

Range Resources Common      75281A109    $2,824         68,600    SH              Sole         1,2                       68,600
Corp.             Stock

Schering-Plough Common      806605101   $213,128       9,050,000  SH              Sole         1,2                     9,050,000
Corp.             Stock

Sequenom, Inc.  Common      817337405   $150,454       10,580,462 SH              Sole         1,2                     10,580,462
                  Stock

SPDR Gold Trust Gold        78463V107   $36,112         400,000   SH              Sole         1,2                      400,000
                  Shares

SPDR Trust        Units     78462F103   $79,520        1,000,000  SH              Sole         1,2                     1,000,000
Series 1

Watson          Common      942683103   $45,265        1,455,000  SH              Sole         1,2                     1,455,000
Pharmaceuticals   Stock